CONSOLIDATED BALANCE SHEET (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEET
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	581,529	587,377
Common stock, shares outstanding	581,529	587,377